Schedule of Investments (unaudited)	iShares® MSCI Agriculture Producers ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Australian Agricultural Co. Ltd.(a)	53,488	$47,432
Costa Group Holdings Ltd.	135,283	277,240
Elders Ltd.	56,029	271,736
Inghams Group Ltd.	128,489	322,271
Nufarm Ltd./Australia	130,096	407,020
Select Harvests Ltd.	44,625	99,663
		1,425,362
Brazil — 0.9%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	18,179	89,010
BRF SA(a)	214,283	638,228
Jalles Machado SA	44,183	71,633
Sao Martinho SA	57,421	386,380
SLC Agricola SA	36,969	283,010
Tres Tentos Agroindustrial SA	45,970	105,538
		1,573,799
Canada — 6.2%
Ag Growth International Inc.	6,743	251,493
Maple Leaf Foods Inc.	28,885	513,649
Nutrien Ltd.	179,795	9,616,803
Rogers Sugar Inc.	34,401	136,899
		10,518,844
China — 2.3%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	19,500	74,055
Beijing Dabeinong Technology Group Co. Ltd., Class A	94,400	96,168
China BlueChemical Ltd., Class H	532,000	123,213
China Modern Dairy Holdings Ltd.(b)	1,008,000	98,105
China XLX Fertiliser Ltd.	212,000	90,248
China Youran Dairy Group Ltd.(c)	277,000	51,196
COFCO Joycome Foods Ltd.(a)(b)	994,000	239,518
First Tractor Co. Ltd., Class H	146,000	91,001
Fujian Sunner Development Co. Ltd., Class A	27,700	70,251
Heilongjiang Agriculture Co. Ltd., Class A	36,900	65,222
Henan Shuanghui Investment & Development Co. Ltd., Class A	76,300	278,463
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	140,000	534,297
Jiangsu Yangnong Chemical Co. Ltd., Class A	8,760	79,232
Muyuan Foods Co. Ltd., Class A	119,966	656,343
New Hope Liuhe Co. Ltd., Class A(a)	99,300	138,956
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	118,500	262,757
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	46,080	192,416
Sinofert Holdings Ltd.	744,000	82,828
Wens Foodstuffs Group Co. Ltd., Class A	145,120	391,173
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	27,800	65,744
Yunnan Yuntianhua Co. Ltd.	38,900	85,548
Zangge Mining Co. Ltd.	33,100	110,778
		3,877,512
Egypt — 0.3%
Abou Kir Fertilizers & Chemical Industries	139,313	222,043
Misr Fertilizers Production Co. SAE	20,300	225,825
		447,868
Germany — 0.8%
K+S AG, Registered	69,649	1,033,070
Suedzucker AG	22,183	339,455
		1,372,525
Hong Kong — 1.2%
WH Group Ltd.(c)	3,034,500	1,948,986
Security	Shares	Value

India — 4.8%
Balrampur Chini Mills Ltd.	44,131	$250,295
Bayer CropScience Ltd.	4,865	313,484
Chambal Fertilisers and Chemicals Ltd.	59,901	228,693
Coromandel International Ltd.	42,331	590,738
Deepak Fertilisers & Petrochemicals Corp. Ltd.	22,968	172,900
EID Parry India Ltd.	28,987	186,042
Gujarat Ambuja Exports Ltd.	25,532	114,001
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,604	252,314
Gujarat State Fertilizers & Chemicals Ltd.	79,751	184,896
Jain Irrigation Systems Ltd.(a)	101,915	88,235
Kaveri Seed Co. Ltd.	7,100	51,537
Paradeep Phosphates Ltd., NVS(c)	115,646	90,555
PI Industries Ltd.	30,265	1,368,523
Rallis India Ltd.	31,845	88,998
Rashtriya Chemicals & Fertilizers Ltd.	47,848	73,871
Sharda Cropchem Ltd.	9,392	45,393
Shree Renuka Sugars Ltd.(a)	235,098	141,199
Sumitomo Chemical India Ltd.	36,183	176,746
Tata Coffee Ltd.	26,227	87,315
Tata Consumer Products Ltd.	202,836	2,290,383
Triveni Engineering & Industries Ltd.	27,416	127,570
UPL Ltd.	163,331	1,118,687
		8,042,375
Indonesia — 0.8%
Astra Agro Lestari Tbk PT	167,500	82,164
Charoen Pokphand Indonesia Tbk PT	2,677,300	897,612
Inti Agri Resources Tbk PT(a)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	1,922,900	145,698
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,067,400	63,314
Sawit Sumbermas Sarana Tbk PT	1,168,800	76,488
		1,265,276
Ireland — 0.1%
Origin Enterprises PLC	40,401	152,379
Israel — 1.0%
ICL Group Ltd.	281,527	1,418,106
Israel Corp Ltd.(a)	1,378	345,480
		1,763,586
Japan — 4.3%
Hokuto Corp.	7,500	88,770
Kubota Corp.	365,300	5,246,702
Kumiai Chemical Industry Co. Ltd.	26,400	194,408
Maruha Nichiro Corp.	13,800	265,223
Mitsui DM Sugar Holdings Co. Ltd.	5,500	112,256
NH Foods Ltd.	30,200	897,955
Prima Meat Packers Ltd.	8,500	129,451
Sakata Seed Corp.	10,300	277,808
YAMABIKO Corp.	10,900	109,787
		7,322,360
Malaysia — 1.9%
Boustead Plantations Bhd	245,100	81,533
Farm Fresh Bhd(b)	257,900	78,043
IOI Corp. Bhd	913,600	788,861
Kuala Lumpur Kepong Bhd	176,400	828,894
QL Resources Bhd	395,507	476,187
Sime Darby Plantation Bhd	754,600	729,308
Ta Ann Holdings Bhd	73,100	56,164
TSH Resources Bhd	258,700	54,411
United Plantations Bhd	53,900	196,421
		3,289,822

Schedule of Investments (unaudited) (continued)	iShares® MSCI Agriculture Producers ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 1.6%
CNH Industrial NV	182,277	$1,957,655
OCI NV	38,390	827,003
		2,784,658
Norway — 4.8%
Austevoll Seafood ASA	32,659	225,098
Bakkafrost P/F	18,264	880,588
Grieg Seafood ASA	18,124	110,554
Leroy Seafood Group ASA	96,509	376,940
Mowi ASA	169,355	3,014,520
Salmar ASA	26,440	1,448,882
Yara International ASA	60,008	2,035,785
		8,092,367
Poland — 0.1%
Grupa Azoty SA(a)	17,221	93,467

Qatar — 0.0%
Baladna(a)	206,692	69,220

Russia — 0.0%
PhosAgro PJSC(a)(d)	7,038	1
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(d)	136	1
Ros Agro PLC, GDR(a)(d)(e)	5,334	1
		3
Saudi Arabia — 2.9%
Al Jouf Agricultural Development Co.	5,118	60,362
Almarai Co. JSC	90,881	1,351,769
National Agriculture Development Co. (The)(a)	54,383	330,568
SABIC Agri-Nutrients Co.	84,880	3,115,215
Saudi Fisheries Co.(a)	6,809	43,560
Tanmiah Food Co.	2,109	55,037
		4,956,511
Singapore — 1.5%
First Resources Ltd.	201,600	209,621
Golden Agri-Resources Ltd.	2,347,000	464,944
Wilmar International Ltd.	700,200	1,899,581
		2,574,146
South Africa — 0.1%
Astral Foods Ltd.	14,234	120,698
Oceana Group Ltd.	34,169	123,218
		243,916
South Korea — 0.2%
Harim Holdings Co. Ltd.	15,548	85,336
Hyundai Feed Inc.(a)	26,238	107,294
KG Chemical Corp.	12,528	66,994
Namhae Chemical Corp.	4,427	24,530
		284,154
Sweden — 0.6%
Husqvarna AB, Class B	126,818	968,360

Switzerland — 3.6%
Bunge Global SA	54,818	6,022,854

Taiwan — 0.6%
Charoen Pokphand Enterprise	64,800	198,968
Sinon Corp.	125,000	151,562
Taiwan Fertilizer Co. Ltd.	232,000	472,943
Taiwan TEA Corp.(a)	160,000	107,813
		931,286
Thailand — 0.6%
Betagro PCL, NVS(b)	211,200	142,758
Security	Shares	Value

Thailand (continued)
Charoen Pokphand Foods PCL, NVDR(b)	1,408,100	$795,810
GFPT PCL, NVDR	151,300	46,486
Khon Kaen Sugar Industry PCL, NVDR	722,154	54,620
		1,039,674
Turkey — 0.2%
Hektas Ticaret TAS(a)	409,775	316,464
Kayseri Seker Fabrikasi A/S, NVS	16,623	23,292
		339,756
United Kingdom — 1.7%
CNH Industrial NV	181,725	1,931,724
Cranswick PLC	19,642	954,154
		2,885,878
United States — 55.8%
AGCO Corp.	23,161	2,629,468
Alamo Group Inc.	3,918	719,737
Archer-Daniels-Midland Co.	195,083	14,383,470
Cal-Maine Foods Inc.	15,273	731,882
CF Industries Holdings Inc.	70,212	5,276,432
Corteva Inc.	258,277	11,674,120
Darling Ingredients Inc.(a)	58,037	2,546,083
Deere & Co.	99,561	36,281,024
FMC Corp.	45,319	2,431,817
Fresh Del Monte Produce Inc.	13,822	315,142
Ingredion Inc.	24,068	2,466,729
Lamb Weston Holdings Inc.	52,809	5,282,484
Lindsay Corp.	4,019	479,507
Mosaic Co. (The)	120,914	4,339,603
Pilgrim’s Pride Corp.(a)	17,023	435,108
Scotts Miracle-Gro Co. (The)	15,326	853,045
Titan International Inc.(a)	19,552	255,545
Toro Co. (The)	37,788	3,136,404
Vital Farms Inc.(a)	10,124	134,852
		94,372,452

Total Long-Term Investments — 99.7%
(Cost: $215,368,734)		168,659,396

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	1,153,990	1,154,567

Total Short-Term Securities — 0.7%
(Cost: $1,154,311)		1,154,567

Total Investments — 100.4%
(Cost: $216,523,045)		169,813,963

Liabilities in Excess of Other Assets — (0.4)%		(626,557)

Net Assets — 100.0%		$169,187,406

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Agriculture Producers ETF
November 30, 2023

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,802,115	$—	$(1,647,823	)(a)	$256	$19	$1,154,567	1,153,990	$8,767	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	877		—
					$256	$19	$1,154,567		$9,644		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	10	12/15/23	$479	$17,999

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$121,665,669	$46,993,724	$3	$168,659,396

Schedule of Investments (unaudited) (continued)	iShares® MSCI Agriculture Producers ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,154,567	$—	$—	$1,154,567
	$122,820,236	$46,993,724	$3	$169,813,963
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$17,999	$—	$17,999

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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